SUPPLEMENTARY CASH FLOW INFORMATION - Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Financing Activities, Long-Term Debt [Roll Forward]
Borrowings	$ 1,758.7	$ 1,857.7
Accrued interest	12.6	12.6
Lease liabilities	43.5		$ 41.8
Proceeds from borrowings, classified as financing activities	240.0	460.0
Repayment of revolving credit facility and notes payable (Note 28)	(952.5)	(486.5)
Interest paid, classified as financing activities	(84.4)	(76.3)
Interest Paid on Lease Liabilities	(4.4)
Payment of lease liabilities	(16.8)	0.0
Interest expense on debt instruments issued	71.8	75.6
Interest expense on lease liabilities (Note 34)	4.4	0.0
Interest costs capitalised	0.0	8.3
Capitalized interest costs paid		(6.3)
Additions	26.2
Changes in lease liabilities arising from disposal of subsidiaries	(7.7)
Liabilities in subsidiary or businesses acquired or disposed		(75.0)
Debt, other	1.7	2.5
Interest, other	(0.4)	$ (1.3)
Interest paid on debt	$ 80.0